Guarantees - Carrying Value and Maximum Exposure to Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Guarantor Obligations [Line Items]
Carrying value of obligation		$ 210	$ 192
Maximum exposure to loss, Expires in one year or less		56,462	30,143
Maximum exposure to loss, Expires after one year through three years		11,587	11,288
Maximum exposure to loss, Expires after three years through five years		5,739	6,679
Maximum exposure to loss, Expires after five years		6,885	7,801
Maximum exposure to loss		$ 80,673	55,911
Guarantees Obligations Textual [Abstract]
Percentage share of losses owed on loans and MHFS sold with recourse		33.33%
Maximum exposure for loss		$ 80,673	55,911
Description of guarantees given by registrant		Additionally, the Parent fully and unconditionally guarantees the payment of principal, interest, and any other amounts that may be due on securities that its 100% owned finance subsidiary, Wells Fargo Finance LLC, may issue.
Liabilities	[1]	$ 1,748,779	1,745,025
Written options [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		34,300	34,000
Guarantees Obligations Textual [Abstract]
Carrying value of obligation (asset)		88	(178)
Maximum exposure for loss		34,300	34,000
Maximum exposure to loss, Expires in three years or less		31,500	31,900
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		19,646	19,914
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		19,646	19,914
Standby letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		90	90
Maximum exposure to loss, Expires in one year or less		13,311	14,211
Maximum exposure to loss, Expires after one year through three years		6,951	5,209
Maximum exposure to loss, Expires after three years through five years		1,538	2,931
Maximum exposure to loss, Expires after five years		17	105
Maximum exposure to loss		21,817	22,456
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		21,817	22,456
Standby letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		7,198	7,711
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		7,198	7,711
Direct pay letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		2	8
Maximum exposure to loss, Expires in one year or less		1,818	1,446
Maximum exposure to loss, Expires after one year through three years		1,051	2,268
Maximum exposure to loss, Expires after three years through five years		108	247
Maximum exposure to loss, Expires after five years		92	5
Maximum exposure to loss		3,069	3,966
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		3,069	3,966
Direct pay letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		766	957
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		766	957
Loans and LHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		82	72
Maximum exposure to loss, Expires in one year or less		593	249
Maximum exposure to loss, Expires after one year through three years		3,089	2,957
Maximum exposure to loss, Expires after three years through five years		3,969	3,385
Maximum exposure to loss, Expires after five years		6,223	7,228
Maximum exposure to loss		13,874	13,819
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		13,874	13,819
Loans and LHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		10,660	10,612
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		10,660	10,612
Exchange and clearing house guarantees [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		0	0
Maximum exposure to loss, Expires in one year or less		38,852	13,550
Maximum exposure to loss, Expires after one year through three years		0	0
Maximum exposure to loss, Expires after three years through five years		0	0
Maximum exposure to loss, Expires after five years		0	0
Maximum exposure to loss		38,852	13,550
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		38,852	13,550
Exchange and clearing house guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		0	0
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		0	0
Other guarantees and indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		36	22
Maximum exposure to loss, Expires in one year or less		1,888	687
Maximum exposure to loss, Expires after one year through three years		496	854
Maximum exposure to loss, Expires after three years through five years		124	116
Maximum exposure to loss, Expires after five years		553	463
Maximum exposure to loss		3,061	2,120
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		3,061	2,120
Other guarantees and indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		1,022	634
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		1,022	634
Debit and credit card [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		477,300
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		477,300
Other commitments and guarantees [Member] | Wells Fargo Finance, LLC [Member]
Guarantees Obligations Textual [Abstract]
Liabilities		$ 1,300	$ 834

[1]	Our consolidated liabilities at December 31, 2024 and 2023, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $2.2 billion and $0; Accrued expenses and other liabilities, $124 million and $115 million; and Total liabilities $2.4 billion and $115 million, respectively.